Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 7 – STOCK-BASED COMPENSATION

In November 2020, the Company adopted the 2020 Equity Incentive Plan (the “2020 Plan”), which became effective in January 2021. The 2020 Plan provides for the grant of stock options and restricted stock awards to employees, directors and non-employee service providers.

Awards granted under the 2020 Plan expire no later than ten years from the date of grant. The exercise price of incentive stock options and nonqualified stock options granted under the 2020 Plan may not be less than 100% of the fair market value of the Company’s common stock on the date of grant. Awards generally vest over a four-year service period, although awards may be granted with different vesting provisions. The 2020 Plan initially reserved 183,505 shares of the Company’s common stock for issuance.

Stock Options

No stock options were granted during the three and six months ended June 30, 2026 or 2025.

The Company recognizes stock-based compensation expense related to stock options on a straight-line basis over the requisite service periods of each award. As of June 30, 2026, total unrecognized stock-based compensation expense related to unvested stock options was approximately $159,404 and is expected to be recognized over a weighted-average period of approximately 0.9 year.

As of June 30, 2026, options to purchase an aggregate of 126,988 shares of the Company’s common stock were outstanding, of which 112,866 were exercisable.

Warrants

On April 24, 2026, the Company issued a warrant to purchase 3,379 shares of its common stock to a newly appointed member of the Board of Directors as a component of the director’s compensation. The warrant has an exercise price of $100.00 per share, expires ten years from the date of grant, and vests over a two-year period, with 25% of the underlying shares becoming exercisable on each six-month anniversary of the grant date, subject to the director’s continued service.

The Company determined the grant-date fair value of the warrant using the Black-Scholes option pricing model. The resulting fair value is recognized as stock-based compensation expense on a straight-line basis over the requisite service period. As of June 30, 2026, unrecognized stock-based compensation expense related to the unvested director warrant was approximately $165,721, which is expected to be recognized over the remaining requisite service period of approximately 1.8 years.

No warrants were exercised, expired, or forfeited during the three and six months ended June 30, 2026 and 2025.

As of June 30, 2026, warrants to purchase an aggregate of 30,076 shares of the Company’s common stock were outstanding, of which 26,697 were exercisable.

Summary of Stock-Based Compensation Expense

The following table presents stock-based compensation expense recognized in the accompanying condensed statements of operations:

	For the Three Months Ended June 30,
	2026	2025

Research and development	$27,452	$28,669
General and administrative	33,794	20,256
Total	$61,246	$48,925

	For the Six Months Ended June 30,
	2026	2025

Research and development	$54,904	$69,066
General and administrative	52,521	33,632
Total	$107,425	$102,698

NOTE 7 — STOCK-BASED COMPENSATION

Stock Options

During year ended December 31, 2024, the Company granted stock options to certain key employees to purchase a total of 18,788 shares of the Company’s Common Stock at an exercise price of $21.30 per share, pursuant to the terms of their employment agreements. The stock options generally vest in four equal annual tranches, beginning on the first anniversary of the grant date, except for two option grants totaling 11,859 shares, which vest over approximately 3.4 years. All options have a ten-year contractual term. The aggregate grant-date fair value of these options was $355,191, calculated using the Black-Scholes-Merton option pricing model.

During the year ended December 31, 2025, the Company granted stock options to certain key employees to purchase a total of 62,840 shares of the Company’s Common Stock at an exercise price of $23.10 per share, pursuant to the terms of their employment agreements. The stock options vested on day of grant and have a ten-year contractual term.

The total grant date fair value of the options was $1,156,176, calculated using the Black-Scholes-Merton option pricing model.

The Company determined the fair value of stock options granted/modified based upon the following assumptions.

	For the Years Ended December 31,
	2025	2024
Stock price	$23.10	$21.30
Exercise price	$23.10	$21.30
Dividend yield	0%	0%
Expected volatility	108.8%	122.3 – 122.4%
Risk-Free interest rate	3.87%	4.29%
Expected life (in years)	5.00	6.11 – 6.25

The following is a summary of stock option activities for the years ended December 31, 2025 and 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2024	52,796	$24.92	$19.03	7.96	$—
Granted	18,788	21.30	18.91	10.00
Exercised	—
Forfeited	(613)	21.30	18.85	8.83
Outstanding, December 31, 2024	70,971	$23.98	$19.00	7.53	$—
Granted	62,840	23.10	18.40	10.00
Exercised	—
Forfeited	(6,823)	22.91	19.58	7.43
Outstanding, December 31, 2025	126,988	$23.60	$18.67	7.98	$—
Exercisable, December 31, 2024	35,933	$26.26	$19.32	6.60	$—
Exercisable, December 31, 2025	107,989	$24.01	$18.68	8.04	$—

The following table presents information related to stock options outstanding and exercisable at December 31, 2025:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$21.30	46,577	7.37	27,578
23.10	62,840	9.50	62,840
27.80	5,745	5.39	5,745
29.00	10,136	3.44	10,136
59.20	1,690	1.09	1,690
	126,988	8.04	107,989

The following table presents information related to stock options outstanding and exercisable at December 31, 2024:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$21.30	51,710	8.27	18,531
27.80	7,435	6.33	5,576
29.00	10,136	4.44	10,136
59.20	1,690	2.09	1,690
	70,971	6.60	35,933

The fair value of stock options is recognized as compensation expense on a straight-line basis over the requisite service periods of the respective awards. The Company’s total unrecognized compensation cost related to unvested stock option grants of $250,943 as of December 31, 2025 is expected to be recognized over a weighted average period of 1.36 years.

Common Stock Warrants

The Company did not grant any warrants for the years ended December 31, 2025 and 2024.

The following is a summary of warrant activities for the purchase of Common Stock for the years ended December 31, 2025 and 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years
Outstanding, January 1, 2024	33,455	$48.42	4.60
Granted	—
Exercised	—
Forfeited	—
Outstanding December 31, 2024	33,455	$48.42	3.60
Granted	—
Exercised	—
Forfeited	(6,758)	59.20	—
Outstanding December 31, 2025	26,697	$45.68	3.36
Exercisable, December 31, 2024	33,455	$48.42	3.60
Exercisable, December 31, 2025	26,697	$45.68	3.36

The following table presents information related to warrants to purchase Common Stock outstanding and exercisable at December 31, 2025:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$21.30	2,535	6.51	2,535
23.70	845	4.53	845
27.80	4,224	5.50	4,224
29.00	3,379	3.00	3,379
59.20	15,714	2.29	15,714
	26,697	3.36	26,697

The following table presents information related to warrants to purchase Common Stock outstanding and exercisable at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$21.30	2,535	7.51	2,535
23.70	845	5.52	845
27.80	4,224	6.50	4,224
29.00	3,379	4.00	3,379
59.20	22,472	2.48	22,472
	33,455	3.60	33,455

Summary of Stock-Based Compensation Expense

The following table summarizes the components of stock-based compensation expense included in the Company’s statements of operations for the years indicated:

	For the Years Ended December 31,
	2025	2024
Research and development	$678,180	$212,168
General and administrative	675,309	57,501
Total	$1,353,489	$269,669